Note 2 - Description of Business (Details)	8 Months Ended	9 Months Ended
	Dec. 31, 2014	Sep. 30, 2015 USD ($)	Oct. 31, 2016 USD ($)
Note 2 - Description of Business (Details) [Line Items]
Number of Operating Segments		2
Number of Businesses Acquired	10
Percentage of Joint Venture Owned by Minority		35.00%
Management Services, Management Fee Percentage		120.00%
Management Service Agreement Term		3 years
Amount Less the Aggregate Sum of Net Profit Recieved from Agreement for Purchase of Network (in Dollars)		$ 6,500,000
Sum of Net Profit Received Since Beginning of Management Arrangement (in Dollars)		$ 1,700,000,000,000
Georgia [Member]
Note 2 - Description of Business (Details) [Line Items]
Number of Businesses Acquired	3
Florida [Member]
Note 2 - Description of Business (Details) [Line Items]
Number of Businesses Acquired	2
Alabama [Member]
Note 2 - Description of Business (Details) [Line Items]
Number of Businesses Acquired	3
Virginia [Member]
Note 2 - Description of Business (Details) [Line Items]
Number of Businesses Acquired	2
Minimum [Member] | Ancillary Network Business [Member] | Scenario, Forecast [Member]
Note 2 - Description of Business (Details) [Line Items]
Disposal Group, Including Discontinued Operation, Consideration (in Dollars)			$ 2,500,000,000,000
Maximum [Member] | Ancillary Network Business [Member] | Scenario, Forecast [Member]
Note 2 - Description of Business (Details) [Line Items]
Disposal Group, Including Discontinued Operation, Consideration (in Dollars)			$ 4,000,000,000,000